Other non-current liabilities Narrative (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non-current liabilities [line items]
Contingent consideration (LT + ST)		€ 450
Cash settled share based payment plan	€ 574	€ 786	€ 351